Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Depreciation	$ 1,510	$ 1,436
Amortization of acquired intangible assets	112	88
Amortization of other assets and intangible assets included in cost of goods sold	306	224
Deferred revenue amortization	(294)	(159)
Other non-cash charges	10	41
Deferred tax recovery	(110)	(261)
Dividends received in excess of equity income	78	37
Non-cash portion of Other expense, net [note 4]	245	236
Items not involving current cash flows	$ 1,857	$ 1,642